UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial period	☐

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period	☒
from January 1, 2013 to March 31, 2013

Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period	☐

May 8, 2013

(Date of report)

DEXIA REAL ESTATE CAPITAL MARKETS

(Exact name of securitizer as specified in its charter)

N/A	0001541638
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Diana Kelsey Kutas, 425-313-3999

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.                                        Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02.                                        Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

U.S. Bank National Association, as Trustee for Registered Holders of Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-28 (“U.S. Bank”) v. Dexia Real Estate Capital Markets (“Dexia”), Case No. 12 Civ 9412, filed in the United States District Court for the Southern District of New York (“U.S. Bank v. Dexia”).

The U.S. Bank filed its complaint against Dexia (on or about December 27, 2012) arguing that Dexia had breached the terms of the mortgage loan purchase agreement in light of the determination in a Minnesota enforcement action against the guarantors of Loan #58 Marketplace Retail and Office Center that the form of the guaranty sold to U.S. Bank pursuant to the mortgage loan purchase agreement had not been signed by the guarantors.  U.S. Bank, in its complaint, seeks a judgment requiring Dexia to repurchase Loan #58 Marketplace Retail and Office Center and also requests an award of damages alleged to total approximately $16.5 million.  Dexia filed a Notice of Motion to Dismiss and a Memorandum in Support of its Motion to Dismiss on January 25, 2013.  A hearing has not been set on Dexia’s motion to dismiss and discovery has not yet commenced.

Item 1.03.                                        Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.                                                         Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

Exhibit 99.1.  Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEXIA REAL ESTATE CAPITAL MARKETS
(Securitizer)

Date: May 8, 2013	By:	/s/ Diana Kelsey Kutas
		Name:	Diana Kelsey Kutas
		Title:	Managing Director